SHAREHOLDERS' EQUITY (Schedule of Nonvested Shares Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Shares
Non-vested, beginning balance	6,000
Granted	8,000
Exercised	(4,000)
Non-vested, ending balance	10,000
Weighted average grant date fair value
Non-vested, beginning balance	$ 5.66
Granted	$ 5.75
Exercised	$ 5.59
Non-vested, ending balance	$ 5.76